FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
Summary of fair value of financial instruments

	2022		2021
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	2,959,135	2,959,135	2,626,212	2,626,212
Trade accounts receivable - net	4,999,004	4,999,004	5,414,075	5,414,075
Related parties	—	—	2,678	2,678
Fair value of derivatives	3,272	3,272	3,246	3,246
Other current assets	789,901	789,901	679,193	679,193
Other non-current assets	700,377	700,377	571,637	571,637
Liabilities
Trade accounts payable - domestic market	4,241,819	4,241,819	5,277,867	5,277,867
Trade accounts payable - debtor risk	653,085	653,085	807,915	807,915
Trade accounts payable - imports	1,724,019	1,724,019	1,931,358	1,931,358
Loans and Financing	11,179,617	11,267,779	11,109,786	12,630,940
Debentures	1,427,773	1,421,187	2,929,907	2,911,424
Related parties	24,890	24,890	24,648	24,648
Fair value of derivatives	19,056	19,056	—	—
Obligations with FIDC (current liabilities)	—	—	45,497	45,497
Other current liabilities	1,216,206	1,216,206	1,090,396	1,090,396
Other non-current liabilities	533,681	533,681	421,873	421,873

Summary of capital management risk

Net debt/EBITDA	Less or equal to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

Schedule of maturity of long-term loans and financing, and debentures

	2022
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable - domestic market	4,241,819	4,241,819	—	—	—
Trade accounts payable - debtor risk	653,085	653,085	—	—	—
Trade accounts payable - import	1,724,019	1,724,019	—	—	—
Loans and financing	17,262,024	2,492,262	1,987,699	1,369,784	11,412,279
Debentures	1,863,925	628,886	270,236	964,803	—
Related parties	24,890	24,890	—	—	—
Obligations with FIDC	19,056	19,056	—	—	—
Other current liabilities	1,216,206	1,216,206	—	—	—
Other non-current liabilities	533,681	—	45,431	—	488,250
	27,538,705	11,000,223	2,303,366	2,334,586	11,900,529

	2021
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable - domestic market	5,277,867	5,277,867	—	—	—
Trade accounts payable - debtor risk	807,915	807,915	—	—	—
Trade accounts payable - import	1,931,358	1,931,358	—	—	—
Loans and financing	17,885,672	851,225	2,227,608	2,308,361	12,498,477
Debentures	3,492,689	1,802,373	780,537	111,218	798,561
Related parties	24,648	—	—	—	24,648
Obligations with FIDC	45,497	45,497	—	—	—
Other current liabilities	1,090,396	1,090,396	—	—	—
Other non-current liabilities	421,873	—	35,406	—	386,467
	30,977,915	11,806,631	3,043,551	2,419,579	13,708,153

Schedule of sensitivity analysis of financial instrument

Assumptions	Percentage of change	2022	2021
Foreign currency sensitivity analysis	5%	113,778	19,036
Interest rate sensitivity analysis	10 bps	32,377	55,964
Sensitivity analysis of changes in prices of products sold	1%	824,122	783,451
Sensitivity analysis of changes in raw material and commodity prices	1%	486,066	437,210
Currency forward contracts	5%	9,507	—
Commodity contracts	5%	2,899	4,892

Schedule of financial instruments per category

		Financial asset at fair
2022	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	2,959,135	2,959,135
Trade accounts receivable - net	4,999,004	—	4,999,004
Fair value of derivatives	—	3,272	3,272
Other current assets	789,901	—	789,901
Other non-current assets	559,389	140,988	700,377
Total	6,348,294	3,103,395	9,451,689
Financial income (expenses)	318,105	475,910	794,015

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Trade accounts payable - domestic market	—	4,241,819	4,241,819
Trade accounts payable - debtor risk	—	653,085	653,085
Trade accounts payable - import	—	1,724,019	1,724,019
Loans and financing	—	11,179,617	11,179,617
Debentures	—	1,427,773	1,427,773
Related parties	—	24,890	24,890
Other current liabilities	—	1,216,206	1,216,206
Other non-current liabilities	—	533,681	533,681
Fair value of derivatives	19,056	—	19,056
Total	19,056	21,001,090	21,020,146
Financial income (expenses)	(44,386)	(2,642,055)	(2,686,441)

		Financial asset at fair
2021	Financial asset at	value through proft or
Assets	amortized cost	loss	Total
Short-term investments	—	2,626,212	2,626,212
Trade accounts receivable - net	5,414,075	—	5,414,075
Related parties	2,678	—	2,678
Fair value of derivatives	—	3,246	3,246
Other current assets	679,193	—	679,193
Other non-current assets	479,971	91,666	571,637
Total	6,575,917	2,721,124	9,297,041
Financial income (expenses)	1,226,743	210,988	1,437,731

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Trade accounts payable - domestic market	—	5,277,867	5,277,867
Trade accounts payable - drawn risk	—	807,915	807,915
Trade accounts payable - import	—	1,931,358	1,931,358
Loans and financing	—	11,109,786	11,109,786
Debentures	—	2,929,907	2,929,907
Related parties	—	24,648	24,648
Obligations with FIDC (current liabilities)	—	45,497	45,497
Other current liabilities	—	1,090,396	1,090,396
Other non-current liabilities	—	421,873	421,873
Total	—	23,639,247	23,639,247
Financial income (expenses)	(10,421)	(2,177,764)	(2,188,185)

Summary of derivative instruments

The derivatives instruments can be summarized and categorized as follows:

		Notional value		Amount receivable		Amount payable
Contracts	Position	2022	2021	2022	2021	2022	2021

Currency forward contracts

Maturity in 2022	buyed in US$	—	US$ 5.3 milion	—	3,246	—	—
Maturity in 2023	buyed in US$	US$ 30.9 million	—	—	—	17,950	—

Commodity contracts
Maturity in 2023/2024	buyed in US$	US$ 2.4 million	—	3,272	—	1,106	—

Total fair value of financial instruments				3,272	3,246	19,056	—

Fair value of derivatives	2022	2021
Current assets	3,272	3,246
	3,272	3,246
Fair value of derivatives
Current liabilities	19,056	—
	19,056	—

	2022	2021
Net Income
Gains on financial instruments	83,465	28,349
Losses on financial instruments	(44,386)	(10,421)
	39,079	17,928
Other comprehensive income
Gains on financial instruments	—	1,907
Losses on financial instruments	(607)	—
	(607)	1,907

Schedule of financial assets and liabilities measures at fair value on recurring basis

			Quoted Prices in Non-Active
			Markets for Similar Assets
	Balance per financial statements		(Level 2)
	2022	2021	2022	2021

Current assets
Short-term investments	2,959,135	2,626,212	2,959,135	2,626,212
Fair value of derivatives	3,272	3,246	3,272	3,246
Other current assets	789,901	679,193	789,901	679,193

Non-current assets
Related parties	—	2,678	—	2,678
Other non-current assets	700,377	571,637	700,377	571,637
	4,452,685	3,882,966	4,452,685	3,882,966

Current liabilities
Short-term debt	2,492,262	234,537	2,492,262	234,537
Debentures	628,886	1,531,956	628,886	1,531,956
Fair value of derivatives	19,056	—	19,056	—
Obligations with FIDC	—	45,497	—	45,497
Other current liabilities	1,216,206	1,090,396	1,216,206	1,090,396

Non-current liabilities
Long-term debt	8,687,355	10,875,249	8,687,355	10,875,249
Debentures	798,887	1,397,951	798,887	1,397,951
Related parties	24,890	24,648	24,890	24,648
Other non-current liabilities	533,681	421,873	533,681	421,873
	14,401,223	15,622,107	14,401,223	15,622,107

Summary of changes in liabilities of cash flow from financing activities

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	January 1, 2020	from financing activities	loans and financing	parties	and others	December 31, 2020
Related parties, net	(95,445)	(7,777)	—	(8,277)	—	(111,499)
Leasing payable	804,269	(247,914)	(61,727)	61,727	300,119	856,474
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	16,047,021	(1,963,283)	(1,079,981)	1,022,460	3,490,105	17,516,322

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2020	from financing activities	loans and financing	parties	and others	December 31, 2021
Related parties, net	(111,499)	139,556	—	(6,089)	2	21,970
Leasing payable	856,474	(275,944)	(68,699)	68,699	337,835	918,365
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	17,516,322	(4,506,918)	(1,100,826)	1,059,841	1,068,028	14,036,447

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2021	from financing activities	loans and financing	parties	and others	December 31, 2022
Related parties, net	21,970	2,721	—	199	—	24,890
Leasing payable	918,365	(310,226)	(88,370)	88,370	422,504	1,030,643
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	14,036,447	(937,815)	(968,851)	964,607	(471,214)	12,623,174